Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member]	Share capital [member] BHP Group Plc [member]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance at Jun. 30, 2017	$ 62,726	$ 1,186	$ 1,057	$ (2)	$ (1)	$ 2,400	$ 52,618	$ 57,258	$ 5,468
Total comprehensive income	4,726					(87)	3,695	3,608	1,118
Transactions with owners:
Purchase of shares by ESOP Trusts	(171)			(159)	(12)			(171)
Employee share awards exercised net of employee contributions net of tax				156	13	(139)	(30)
Vested employee share awards that have lapsed, been cancelled or forfeited						(2)	2
Accrued employee entitlement for unexercised awards net of tax	123					123		123
Distribution to non-controlling interests	(14)								(14)
Dividends	(6,720)						(5,221)	(5,221)	(1,499)
Transfer to non-controlling interests						(5)		(5)	5
Balance (Restated balance [member]) at Jun. 30, 2018	60,663	1,186	1,057	(5)		2,290	51,057	55,585	5,078
Balance at Jun. 30, 2018	60,670	1,186	1,057	(5)		2,290	51,064	55,592	5,078
Impact of adoption | Impact of adopting IFRS 9 [member]	(7)						(7)	(7)
Total comprehensive income	9,160					(24)	8,306	8,282	878
Transactions with owners:
Purchase of shares by ESOP Trusts	(188)			(182)	(6)			(188)
Employee share awards exercised net of employee contributions net of tax				155	6	(100)	(61)
Vested employee share awards that have lapsed, been cancelled or forfeited						(18)	18
Accrued employee entitlement for unexercised awards net of tax	138					138		138
Dividends	(12,507)						(11,302)	(11,302)	(1,205)
BHP Group Limited shares bought back and cancelled	(5,274)	(75)					(5,199)	(5,274)
Divestment of subsidiaries, operations and joint operations	(168)								(168)
Transfer to non-controlling interests						(1)		(1)	1
Balance at Jun. 30, 2019	51,824	1,111	1,057	(32)		2,285	42,819	47,240	4,584
Total comprehensive income	8,667					(12)	7,910	7,898	769
Transactions with owners:
Purchase of shares by ESOP Trusts	(143)			(139)	(4)			(143)
Employee share awards exercised net of employee contributions net of tax				166	4	(132)	(38)
Vested employee share awards that have lapsed, been cancelled or forfeited						(10)	10
Accrued employee entitlement for unexercised awards net of tax	175					175		175
Dividends	(8,277)						(7,234)	(7,234)	(1,043)
Balance at Jun. 30, 2020	$ 52,246	$ 1,111	$ 1,057	$ (5)	$ 0	$ 2,306	$ 43,467	$ 47,936	$ 4,310